Nature of operations, Structure of Grupo TMM (Details)		12 Months Ended
	Feb. 14, 2019	Dec. 31, 2021	Dec. 31, 2020
Transportacion Maritima Mexicana, S.A. de C.V. [Member] | Maritime [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Inmobiliaria Dos Naciones, S. de R.L. de C.V. [Member] | Maritime [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
TMM Parcel Tankers, S.A. de C.V. [Member] | Maritime [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Almacenadora de Deposito Moderno, S.A. de C.V. [Member] | Logistics [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Autotransportacion y Distribucion Logistica, S.A. de C.V. [Member] | Logistics [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
TMM Almacenadora, S.A.P.I. de C.V. [Member] | Logistics [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
TMM Logistics, S.A. de C.V. [Member] | Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Prestadora de Servicios MTR, S.A. de C.V. [Member] | Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Bimonte, S.A. de C.V. [Member] | Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Administradora Maritima TMM, S.A.P.I. de C.V. [Member] | Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Caoba Energia, S. de R.L. de C.V. [Member] | Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Services & Solutions Optimus, S. de R.L. de C.V.
Structure of Grupo TMM [abstract]
Percentage of ownership	100.00%
Services & Solutions Optimus, S. de R.L. de C.V. | Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Servicios Administrativos API Acapulco, S.A. de C.V. [Member] | Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		51.00%	51.00%
Administracion Portuaria Integral de Acapulco S.A. de C.V. [Member] | Ports and Terminals [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		51.00%	51.00%
Mexschiff Operacion de Personal, S.A.P.I. de C.V. [Member] | Payroll Outsourcing [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Omexmar Operadora Mexicana Maritima, S.A.P.I. de C.V. [Member] | Payroll Outsourcing [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Perhafen Services Maritimos, S.A.P.I. de C.V. [Member] | Payroll Outsourcing [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
TMM Direccion Corporativa, S.A.P.I. de C.V. [Member] | Payroll Outsourcing [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Perjomar Operadora, S.A.P.I. de C.V. [Member] | Payroll Outsourcing [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%
Inmobiliaria TMM, S.A. de C.V. [Member] | Property Leasing [Member]
Structure of Grupo TMM [abstract]
Percentage of ownership		100.00%	100.00%